Revenue	12 Months Ended
Sep. 30, 2025
Revenue
Revenue

18.Revenue

a)Revenue streams

DEFSEC generates revenue from the sale of products and services to its customers.

b)Disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by primary geographical market, major products and service lines, and timing of revenue recognition.

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Major products/service lines
Digitization	$4,018,625	$1,034,257	$819,604
Less-Lethal	914,150	465,082	411,758
Training and services	8,700	1,028	—
Other	1,151	3,961	3,088
	$4,942,626	$1,504,328	$1,234,450

Primary geographic market
United States	$364,362	$155,103	$42,780
Canada	4,578,264	1,349,225	743,200
Europe	—	—	448,470
	$4,942,626	$1,504,328	$1,234,450

Timing of revenue recognition
Products and services transferred over time	4,027,325	1,035,285	$819,604
Products transferred at a point in time	915,301	469,043	414,846
	$4,942,626	$1,504,328	$1,234,450

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized (“contracted not yet recognized”) and includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods. At September 30, 2025, Company’s contracted not yet recognized revenue was $12,000 (2024 - $261,815, 2023 - $496,199), of which 100% of this amount is expected to be recognized over the next 12 months.

For the year ended September 30, 2025, two customers accounted for 65% and 12% (2024 – two customers accounted for 36% and 20%, 2023 - two customers accounted for 23% and 18%) of revenue.